June 2, 2006


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE: VANGUARD BALANCED INDEX FUND (THE "TRUST")
    FILE NO. 33-48863

Commissioners:

Enclosed is the 29th Post-Effective Amendment of the Registration Statement on Form N-1A for the Vanguard Balanced Index Fund (the "Trust"). The purposes of this Amendment are to (1) offer a new share class to be known as Signal Shares; and (2) include a number of non-material editorial changes.

Following the staff's review of this filing, we will request permission to file subsequent Vanguard fund registration statements to add the new share class disclosure pursuant to Rule 485(b)(1)(vii). We understand that a separate letter is required for purposes of formally making this request. The separate letter will follow during the staff's review period.

Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on August 17, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date which we have designated for this 485(a) filing.

Please contact me at (610) 503-5284 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Lisa L.B. Matson
Associate Counsel


The Vanguard Group, Inc.
Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission